Netting of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Netting of Financial Instruments
Schedule of Amount of Derivative Asset Presented in Balance Sheet [Table Text Block]

	June 30, 2013			December 31, 2012
	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet
	(in thousands)
Derivatives subject to master netting arrangements:
MBS put options	$4,194	$—	$4,194	$967	$—	$967
MBS call options	1,935	—	1,935	—	—	—
Forward purchase contracts	5,550	—	5,550	1,645	—	1,645
Forward sale contracts	93,579	—	93,579	1,818	—	1,818
Netting	—	(77,236)	(77,236)	—	(1,091)	(1,091)

	105,258	(77,236)	28,022	4,430	(1,091)	3,339
Derivatives not subject to master netting arrangements—IRLCs	9,155	—	9,155	23,951	—	23,951

Total	$114,413	$(77,236)	$37,177	$28,381	$(1,091)	$27,290

	December 31, 2012			December 31, 2011
	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet	Gross amounts of recognized assets	Gross amounts offset in the balance sheet	Net amounts of assets presented in the balance sheet
	(in thousands)
Derivatives:
Subject to master netting arrangements:
MBS put options	$967	$—	$967	$—	$—	$—
Forward purchase contracts	1,645	(158)	1,487			—
Forward sale contracts	1,818	(1,316)	502			—
Cash collateral	—	383	383	—	—	—

	4,430	(1,091)	3,339	—	—	—
Derivatives, not subject to a master netting arrangement	23,951	—	23,951	5,460	—	5,460

Total	$28,381	$(1,091)	$27,290	$5,460	$—	$5,460

Summary of the amount of derivative asset positions by significant counterparty after considering master netting arrangements and financial instruments or cash pledged

	June 30, 2013				December 31, 2012
		Gross amounts not offfset in the consolidated balance sheet				Gross amounts not offset in the consolidated balance sheet
	Net amount of assets in the balance sheet				Net amount of assets in the balance sheet
		Financial instruments	Cash collateral received	Net amount		Financial instruments	Cash collateral received	Net amount
	(in thousands)
Interest rate lock commitments	$9,155	$—	$—	$9,155	$23,951	$—	$—	$23,951
Bank of America, N.A.	10,487	—	—	10,487	1,782	—	—	1,782
Barclays Capital	3,883	—	—	3,883	—	—	—	—
Citibank	4,636	—	—	4,636	522	—	—	522
Jefferies & Co.	3,060	—	—	3,060	—	—	—	—
Wells Fargo	1,671	—	—	1,671	18	—	—	18
Bank of NY Mellon	—	—	—	—	311	—	—	311
Other	4,285	—	—	4,285	706	—	—	706

Total	$37,177	$—	$—	$37,177	$27,290	$—	$—	$27,290

	December 31, 2012				December 31, 2011
		Gross amounts not offset in the consolidated balance sheet				Gross amounts not offset in the consolidated balance sheet
	Net amount of assets in the balance sheet				Net amount of assets in the balance sheet
		Financial instruments	Cash collateral received	Net amount		Financial instruments	Cash collateral received	Net amount
	(in thousands)
Interest rate lock commitments	$23,951	$—	$—	$23,951	$7,905	$—	$—	$7,905
Bank of America, N.A.	1,782	—	—	1,782	1,048	—	—	1,048
Citibank	522	—	—	522	—	—	—	—
Bank of NY Mellon	311	—	—	311	—	—	—	—
Other	724	—	—	724	(3,493)	—	—	(3,493)

Total	$27,290	$—	$—	$27,290	$5,460	$—	$—	$5,460

Summary of net derivative liabilities and assets sold under agreements to repurchase

	June 30, 2013			December 31, 2012
	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts of liabilities presented in the consolidated balance sheet	Gross amounts of recognized liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts of liabilities presented in the consolidated balance sheet
	(in thousands)
Derivatives:
Subject to a master netting arrangement:
Forward purchase contracts	$23,306	$—	$23,306	$389	$—	$389
Forward sale contracts	9,227	—	9,227	1,894	—	1,894
Netting	—	(30,453)	(30,453)	—	(1,785)	(1,785)

	32,533	(30,453)	2,080	2,283	(1,785)	498
Derivatives not subject to a master netting arrangement—IRLCs	25,365	—	25,365	11	—	11

Total derivatives	57,898	(30,453)	27,445	2,294	(1,785)	509

Mortgage loans sold under agreements to repurchase	500,427	—	500,427	393,534	—	393,534

Total	$558,325	$(30,453)	$527,872	$395,828	$(1,785)	$394,043

	December 31, 2012			December 31, 2011
	Gross amounts of recognized liabilities	Gross amounts offset in the balance sheet	Net amounts of liabilities presented in the balance sheet	Gross amounts of recognized liabilities	Gross amounts offset in the balance sheet	Net amounts of liabilities presented in the balance sheet
	(in thousands)
Derivatives:
Subject to a master netting arrangement:
Forward purchase contracts	$389	$(158)	$231	$—	$—	$—
Forward sale contracts	1,894	(1,315)	579	—	—	—
Cash collateral	—	(312)	(312)	—	—	—

	2,283	(1,785)	498	—	—	—
Derivatives not subject to a master netting arrangement	11	—	11	—	—	—

Total derivatives	2,294	(1,785)	509	—	—	—

Assets sold under agreements to repurchase:
Mortgage loans acquired for sale at fair value	393,534	—	393,534	77,700	—	77,700

Total	$395,828	$(1,785)	$394,043	$77,700	$—	$77,700

Summary of amount of derivative liabilities and assets sold under agreements to repurchase by significant counterparty after considering master netting arrangements and financial instruments or cash pledged

	June 30, 2013				December 31, 2012
		Gross amounts not offset in the consolidated balance sheet				Gross amounts not offset in the consolidated balance sheet
	Net amount of liabilities in the consolidated balance sheet				Net amount of liabilities in the consolidated balance sheet
		Financial instruments	Cash collateral pledged	Net amount		Financial instruments	Cash collateral pledged	Net amount
	(in thousands)
Interest rate lock commitments	$25,365	$—	$—	$25,365	$—	$—	$—	$—
Citibank, N.A.	93,657	(93,657)	—	—	121,200	(121,200)	—	—
Bank of America, N.A.	236,384	(236,384)	—	—	150,082	(150,082)	—	—
Credit Suisse First Boston Mortgage Capital LLC	170,386	(170,386)	—	—	122,443	(122,252)	—	191
Morgan Stanley Bank, N.A.	134	—	—	134	53	—	—	53
Bank of NY Mellon	1,491	—	—	1,491	—	—	—	—
Other	455	—	—	455	265	—	—	265

Total	$527,872	$(500,427)	$—	$27,445	$394,043	$(393,534)	$—	$509

	December 31, 2012				December 31, 2011
		Gross amounts not offset in the balance sheet				Gross amounts not offset in the balance sheet
	Net amount of liabilities in the balance sheet				Net amount of liabilities in the balance sheet
		Financial instruments	Cash collateral pledged	Net amount		Financial instruments	Cash collateral pledged	Net amount
	(in thousands)
Citibank	$121,200	$(121,200)	$—	$—	$—	$—	$—	$—
Bank of America, N.A.	150,082	(150,082)	—	—	77,700	(77,700)	—	—
Credit Suisse First Boston Mortgage Capital LLC	122,443	(122,252)	—	191	—	—	—	—
Morgan Stanley Bank, N.A.	53	—	—	53	—	—	—	—
Other	265	—	—	265	—	—	—	—

Total	$394,043	$(393,534)	$—	$509	$77,700	$(77,700)	$—	$—